Related parties	12 Months Ended
Dec. 31, 2020
Related parties
Related parties

7.  Related parties

a)  An analysis of balances due from/to related parties at December 31, 2020 and 2019 is provided below. All companies are considered affiliates, since the Company’s primary shareholders or directors are also direct or indirect shareholders of the related parties:

		Country
	Type of transaction	of origin	2020		2019		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	Ps.	72,629	Ps.	23,442	30 days
			Ps.	72,629	Ps.	23,442

Due to:
Grupo Aeroportuario del Centro Norte (“OMA”)	Airport Services	Mexico	Ps.	80,681	Ps.	—	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft and engine maintenance	Mexico/El Salvador		39,284		1,474	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		4,823		—	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		166		996	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		39		16,246	30 days
One Link, S.A. de C.V. (“One Link”)	Call center fees	El Salvador		—		39,838	30 days
			Ps.	124,993	Ps.	58,554

b)  During the years ended December 31, 2020, 2019 and 2018, the Company had the following transactions with related parties:

Related party transactions	Country of origin	2020		2019		2018
Revenues:
Transactions with affiliates
Frontier Airlines Inc
Code-share	USA	Ps.	148,964	Ps.	208,968	Ps.	8,358

Expenses:
Transactions with affiliates
Aeromantenimiento, S.A.
Aircraft and engine maintenance	Mexico/El Salvador	Ps.	239,118	Ps.	201,624	Ps.	341,726
Technical support	Mexico/El Salvador		3,945		5,815		4,796
Onelink, S.A. de C.V.
Call center fees	Mexico/El Salvador		73,167		37,026		—
Grupo Aeroportuario del Centro Norte
Airport services	Mexico		32,193		—		—
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico		5,582		1,321		1,672
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico		4,823		—		—
Servprot, S.A. de C.V. Security services	México		3,464		3,120		2,804
Human Capital International HCI, S.A. de C.V. Professional fees	México		—		—		324

Frontier started having transactions with the Company in September 2018. As of December 31, 2020 and 2019, there have been no guarantees provided or received for any related party receivables or payables. For the years ended December 31, 2020 and 2019, no provision for expected credit losses had been recognized.

c)  Servprot

Servprot S.A. de C.V. (“Servprot”) is a related party because Enrique Beltranena, the Company’s President and Chief Executive Officer, and Rodolfo Montemayor, who served as an alternate member of our board of directors until April 19, 2018, are shareholders of such company. Servprot provides security services for Mr. Beltranena and his family, as well as for Mr. Montemayor. As of December 31, 2020 and 2019 Servprot did not have net balance under this agreement. During the years ended December 31, 2020, 2019 and 2018 the Company expensed Ps.3,464, Ps.3,120 and Ps.2,804, respectively for this concept.

d)  Aeroman

Aeroman is a related party, because Marco Baldocchi a member of the board of the Company’s board of directors is an alternate director of Aeroman. The Company entered into an aircraft repair and maintenance service agreement with Aeroman on January 1, 2017. This agreement provides that the Company must use Aeroman, exclusively for aircraft repair and maintenance services, subject to availability. Under this agreement, Aeroman provides inspection, maintenance, repair and overhaul services for aircraft. The Company makes payments under this agreement depending on the services performed. This agreement is for a 5-year term. As of December 31, 2020 and 2019, the balances due under the agreement with Aeroman were Ps.39,284 and Ps.1,474, respectively. The Company incurred expenses in aircraft, engine maintenance and technical support under this agreement of Ps.243,063, Ps.207,439 and Ps.346,522 for the years ended December 31, 2020, 2019 and 2018, respectively.

e)  Human Capital International

Human Capital International HCI, S.A. de C.V. (“Human Capital International”), was a related party until April 19, 2018, because Rodolfo Montemayor Garza, a former member of the Company’s board of directors, is founder and chairman of the board of directors of Human Capital International. Human Capital International provided the Company with services regarding the selection and hiring of executives. As of December 31, 2018, Human Capital International did not have net balance under this agreement. For the year ended December 31, 2018, the Company recognized an expense under this agreement of Ps.324.

f)  OneLink

Onelink, S.A. de C.V. (“Onelink”) was a related party until December 31, 2017, because Marco Baldocchi, a member of the board, was a director of Onelink. As of October 24, 2019 and until June 30, 2020 Onelink, Holdings, S.A. (“Onelink Holdings”) and its subsidiary Onelink were related parties, because Mr. Rodrigo Antonio Escobar Nottebohm, a former alternate board member of Onelink Holdings, became an alternate Director of the Company. Pursuant to this agreement, Onelink received calls from the customers to book flights and provides customers with information about fares, schedules and availability.

As of December 31, 2020 and 2019, the account payable under this agreement was Ps.0 and Ps.39,838, respectively. For the years ended December 31, 2020, 2019 and 2018, Company recognized an expense under this agreement of Ps.73,167, Ps.37,026 and Ps.0, respectively.

g)  Mijares, Angoitia, Cortés y Fuentes

Mijares, Angoitia, Cortés y Fuentes, S.C. (“MACF”) is a related party because Ricardo Maldonado Yañez and Eugenio Macouzet de León, member and alternate member, respectively, of the board of the Company since April 2018, are partners of the Company. As of December 31, 2020 and 2019, MACF, the balance due under the agreement was Ps.166 and Ps. 996, respectively. For the years ended December 31, 2020, 2019 and 2018, the Company expensed Ps.5,582, Ps.1,321 and Ps.1,672, respectively, for this concept.

h)  Frontier

Frontier is a related party because Mr. William A. Franke and Brian H. Franke are members of the board of the Company and Frontier as well as Indigo Partners have significant investments in both Companies. As of December 31, 2020 and 2019, the account receivable under this agreement was Ps.72,629 and Ps.23,442, respectively. Additionally, as of December 31, 2020 and 2019, the account payable under this agreement was Ps.39 and Ps.16,246, respectively. For the year ended December 31, 2020, 2019 and 2018 the Company recognized revenue under this agreement of Ps.148,964, Ps.208,968 and Ps.8,358, respectively.

i)  Grupo Aeroportuario del Centro Norte (OMA)

In April 22, 2020, Grupo Aeroportuario del Centro Norte (OMA) became a related party because Mrs. Guadalupe Phillips Margain is an independent member of the board of directors the Company and OMA. Mr. Ricardo Maldonado Yañez is also an independent member of the board of directors the Company and OMA. As of December 31, 2020, the account payable under this agreement was Ps.80,681. For the year ended December 31, 2020, the Company expensed Ps.32,193 for this concept.

j)  Chevez, Ruiz, Zamarripa y Cia, S.C. (Chevez)

Chevez, Ruiz, Zamarripa y Cia, S.C. (Chevez) is a related party because Mr. José Luis Fernández Fernández is an independent member of the Board of Directors, as well as the chairman of the Audit and Corporate Governance Committee of the Company and non-managing partner of Chevez. Chevez provides tax advisory services to us. As of December 31, 2020, the balances due to Chevez under the tax advisory services provided to the Company were Ps.4,823. For the year ended December 31, 2020, the Company expensed Ps.4,823 for this concept.

k)  Directors and officers

During the year ended December 31, 2020, 2019 and 2018, the chairman and the independent members of  the Company’s board of directors received an aggregate compensation of approximately Ps.5,762, Ps.8,085 and Ps.7,178, respectively, and the rest of the directors received a compensation of Ps.3,692, Ps.4,367 and Ps.5,217, respectively.

During the years ended December 31, 2020, 2019 and 2018, all the Company’s senior managers received an aggregate compensation of short and long-term benefits of Ps.253,681,  Ps.237,846 and Ps.180,001, respectively, these amounts were recognized in salaries and benefits in the consolidated statement of operations.

For the years ended December 31, 2020, 2019 and 2018 the cost of the share-based payments transactions (MIP and LTIP) were Ps.75,040,  Ps.49,659 and Ps.19,980, respectively. The cost (benefit) of the cash-settled payments transactions MIP II and SARs were Ps.105,303,  Ps. 40,724 and Ps.(5,238), respectively (Note 17).

The Company has a short-term benefit plan for certain personnel whereby cash bonuses are awarded for meeting certain Company’s performance target. During the years ended December 31, 2020, 2019 and 2018, the Company recorded a provision in the amount of Ps.0, Ps.80,634 and Ps.50,000, respectively.